N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023 [1]
Cover [Abstract]
Entity Central Index Key		0001918642
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		StepStone Private Venture and Growth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.71	$30.13	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.56)	(1.34)	(0.70)
Net realized and unrealized gain (loss)	3.00	7.92	5.83
Total from investment operations	2.44	6.58	5.13

Net Asset Value per share, end of period[2]	$39.15	$36.71	$30.13

Net Assets, end of period (in thousands)	$726,892	$439,238	$185,844

Ratios to average net assets[3]
Net investment income (loss)[4]	(1.85)%	(4.02)%	(1.74)%

Gross expenses[5]	3.13%	6.26%	6.18%
Adviser expense recoupment (reimbursement)[5]	0.07%	(0.14)%	(1.12)%
Management fees voluntarily waived[6]	—%	(0.20)%	(0.79)%
Net expenses[5]	3.20%	5.92%	4.27%

Total return[2,7,8]	6.65%	21.84%	20.52%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

[1]    Per share data has been calculated using the average shares method.

[2]    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.07%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[5]    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.07%, 3.63% and 2.90%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period March 31, 2023.

[6]    Expense ratios have been annualized for periods of less than twelve months.

[7]    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized.

[8]    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.51	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.58)	(1.52)	(0.19)
Net realized and unrealized gain (loss)	2.99	7.95	5.27
Total from investment operations	2.41	6.43	5.08

Net Asset Value per share, end of period[2]	$38.92	$36.51	$30.08

Net Assets, end of period (in thousands)	$8,337	$3,210	$754

Ratios to average net assets[3]
Net investment income (loss)[4]	(1.93)%	(4.51)%	(0.33)%

Gross expenses[5]	3.32%	6.53%	4.92%
Adviser expense recoupment (reimbursement)[5]	—%	0.04%	(0.75)%
Management fees voluntarily waived[6]	—%	(0.17)%	(0.88)%
Net expenses[5]	3.32%	6.40%	3.28%

Total return[2,7,8]	6.60%	21.38%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

[1]    Per share data has been calculated using the average shares method.

[2]    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.15%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[5]    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.15%, 3.66% and 0.86%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[6]    Expense ratios have been annualized for periods of less than twelve months.

[7]    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[8]    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.70)	(2.12)	(0.83)
Net realized and unrealized gain (loss)	2.96	8.45	5.91
Total from investment operations	2.26	6.33	5.08

Net Asset Value per share, end of period[2]	$38.67	$36.41	$30.08

Net Assets, end of period (in thousands)	$280,053	$61,841	$30

Ratios to average net assets[3]
Net investment income (loss)[4]	(2.66)%	(5.99)%	(2.49)%

Gross expenses[5]	3.90%	8.01%	7.80%
Adviser expense recoupment (reimbursement)[5]	—%	—%	(2.09)%
Management fees voluntarily waived[6]	—%	(0.01)%	(0.78)%
Net expenses[5]	3.90%	8.00%	4.94%

Total return[2,7,8]	6.21%	21.04%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

[1]    Per share data has been calculated using the average shares method.

[2]    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.03%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year March 31, 2024 and period ended March 31, 2023.

[5]    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.03%, 4.11% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[6]    Expense ratios have been annualized for periods of less than twelve months.

[7]    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[8]    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$36.41	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(0.73)	(1.47)	(0.83)
Net realized and unrealized gain (loss)	2.99	7.80	5.91
Total from investment operations	2.26	6.33	5.08

Net Asset Value per share, end of period[2]	$38.67	$36.41	$30.08

Net Assets, end of period (in thousands)	$220	$109	$30

Ratios to average net assets[3]
Net investment income (loss)[4]	(2.68)%	(4.43)%	(2.49)%

Gross expenses[5]	3.51%	7.13%	7.80%
Adviser expense recoupment (reimbursement)[5]	0.58%	(0.48)%	(2.09)%
Management fees voluntarily waived[6]	—%	(0.23)%	(0.78)%
Net expenses[5]	4.09%	6.42%	4.94%

Total return[2,7,8]	6.21%	21.04%	20.32%

Portfolio turnover rate[9]	0.04%	0.19%	0.05%

Senior Securities:
Total borrowings (in thousands)	$—	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[10]	N/A	N/A	7,222

*    The Class commenced operations on November 1, 2022.

[1]    Per share data has been calculated using the average shares method.

[2]    The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

[3]    Ratios do not reflect the proportionate share of income and expenses originating from the Fund’s underlying Investments.

[4]    Net investment income (loss) ratios have been annualized for periods of less than twelve months and calculated including incentive fees, which are not annualized. If incentive fees were excluded, the ratios would have increased (decreased) by 1.19%, 3.16% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[5]    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs and incentive fees. If incentive fees had been excluded, the expense ratios would have decreased by 1.19%, 3.16% and 3.14%, respectively, for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and period ended March 31, 2023.

[6]    Expense ratios have been annualized for periods of less than twelve months.

[7]    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested in accordance with the Fund’s DRIP. Total return for periods less than 1 year have not been annualized. Total return shown excludes the effect of applicable sales charges.

[8]    Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.

[9]    Excluding short-term investments, the portfolio turnover rate represents lesser of the Fund’s purchases or sales of investments for the period divided by the average monthly fair value of the Fund’s investments during the period. Result is not annualized.

[10]    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Venture and Growth Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on March 4, 2022 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund is offered to investors who are qualified clients within the meaning of Rule 205-3 under the Investment Advisers Act of 1940 and are accredited investors within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Fund commenced operations on November 1, 2022 (“Commencement of Operations”).

The Fund offers Class I Shares, Class D Shares, Class S Shares and Class T Shares (together, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted on a monthly basis at the then-current-month net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share.

Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the Capital Share transactions for the six months ended September 30, 2024 and the fiscal year ended March 31, 2024:

	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	6,676,108	$250,866,217	5,807,404	$193,234,285
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(73,724)	(2,837,621)	(14,118)	(516,166)
Exchange of shares	2,509	100,705	3,215	108,765
Net increase (decrease)	6,604,893	$248,129,301	5,796,501	$192,826,884

Class D
Proceeds from shares issued	132,527	$4,875,000	62,190	$2,050,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(6,230)	(232,516)	660	17,815
Net increase (decrease)	126,297	$4,642,484	62,850	$2,067,815

Class S
Proceeds from shares issued	5,541,619	$207,731,802	1,699,031	$58,938,930
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(3,741)	(140,415)	—	—
Exchange of shares	5,714	204,186	(1,491)	(52,236)
Net increase (decrease)	5,543,592	$207,795,573	1,697,540	$58,886,694

Class T
Proceeds from shares issued	4,681	$170,000	4,397	$142,375
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(1,996)	(72,375)	(2,401)	(74,344)
Net increase (decrease)	2,685	$97,625	1,996	$68,031

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

Security Dividends [Text Block]		The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%.
Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 30,000
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 39.15
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		18,568,505
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount				30,000
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 38.92
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		214,220
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount				30,000
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 38.67
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		7,242,133
Class T Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 30,000
Senior Securities Coverage per Unit	[2]
General Description of Registrant [Abstract]
NAV Per Share		$ 38.67
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		5,681

[1]	The Class commenced operations on November 1, 2022.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.